UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22918

Horizons ETF Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd floor, New York, NY 10019

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 205-8300

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Item 1. Schedule of Investments.

Horizons Korea KOSPI 200 ETF	April 30, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Value ($)
Investments, at value	—
Other Net Assets (Liabilities) 100.0%	1,655,355

NET ASSETS 100.0%	$1,655,355

The assets of Horizons KOSPI ETF were composed of the following as of April 30, 2016:

	Value	% of Net Assets
Investments, at value	—
Other Net Assets (Liabilities)	$1,655,355	100.0%

Total	$1,655,355	100.0%

See accompanying notes to schedule of portfolio investments.

Horizons ETF Trust	April 30, 2016
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

1. Organization

Horizons ETF Trust (the “Trust”) was organized on July 15, 2013 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series: Horizons Korea KOSPI 200 ETF (the “Korea Fund”), Horizons China High Dividend Yield ETF (the “China Fund”) and Horizons Canada S&P/TSX 60 ETF (the “Canada Fund”) (individually referred to as a “Fund”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. Effective April 29, 2016, the Korea Fund ceased investment operations and, as such, held no investments as of April 30, 2016. The China Fund and the Canada Fund have not begun investment operations.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The preparation of the Schedule of Portfolio Investments is in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 964, “Financial Services - Investment Companies.” Management believes the estimates are appropriate; however, actual results may differ from those estimates.

3. Subsequent Events

As of April 30, 2016, the Korea Fund had ceased investment operations. The Korea Fund’s remaining net assets were distributed to shareholders effective May 6, 2016.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizons ETF Trust

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date May 24, 2016

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date May 24, 2016